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June 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund and BlackRock Advantage U.S. Total Market V.I. Fund, each a series of BlackRock Variable Series Funds, Inc.

(File No. 002-74452 and File No. 811-03290)

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated June 12, 2017, for BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund and BlackRock Advantage U.S. Total Market V.I. Fund (the “Funds”) filed under Rule 497(c) with the Securities and Exchange Commission on June 12, 2017 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean A. Caruvana
Dean A. Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP